Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($)														12 Months Ended
	Aug. 22, 2025	Feb. 04, 2025	Sep. 05, 2024	Mar. 20, 2024	Mar. 27, 2023	Sep. 26, 2022	Mar. 17, 2022	Oct. 15, 2021	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Feb. 20, 2015	Dec. 31, 2025	May 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of debt securities [line items]
Issuance of debt securities														$ 44,403,722,000		$ 36,903,722,000	$ 31,255,588,000
Derivative financial instrument basis points															54.00%
Interest rate	9.02%
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities													$ 1,500,000,000			1,500,000,000	1,500,000,000
Maturity period													10 years
Maturity date													Feb. 07, 2025
Interest rate													7.08%
Unsecured Debt GAP-19 [Member] | TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities												$ 3,000,000,000
Borrowings interest rate basis														28-day TIIE plus 45 basis points
Derivative financial instrument basis points												45.00%
Maturity period												5 years
Maturity date												Mar. 22, 2024
Unsecured Debt GAP-20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 3,000,000,000
Maturity date														Feb. 06, 2025
Unsecured Debt GAP-20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 3,000,000,000
Borrowings interest rate basis														28-day TIIE plus 17 basis points
Derivative financial instrument basis points											17.00%
Maturity period											5 years
Maturity date											Feb. 06, 2025
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities										$ 3,598,000,000				$ 3,598,000,000		3,598,000,000	3,598,000,000
Maturity period										7 years
Interest rate										8.14%
Unsecured Debt GAP-21 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 2,500,000,000
Maturity date														May 27, 2025
Unsecured Debt GAP-21 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 2,500,000,000							2,500,000,000	2,500,000,000
Borrowings interest rate basis														28-day TIIE plus 60 basis points
Derivative financial instrument basis points									60.00%
Maturity period									4 years
Maturity date									May 06, 2025
Unsecured Debt GAP-21-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 3,000,000,000		3,000,000,000	3,000,000,000
Unsecured Debt GAP-21-2 [Member] | Variable rate interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 3,000,000,000
Maturity period									7 years
Interest rate									7.91%
Unsecured Debt GAP-21V [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 1,500,000,000						$ 1,500,000,000		1,500,000,000	1,500,000,000
Borrowings interest rate basis														28 days at a variable rate of TIIE-28 plus 25 basis points
Derivative financial instrument basis points								25.00%
Maturity period								5 years
Maturity date								Oct. 09, 2026
Interest rate														7.3489%
Unsecured Debt GAP-22 [Member] | TIIE Rate Plus 18 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 2,000,000,000							$ 2,000,000,000		2,000,000,000	2,000,000,000
Borrowings interest rate basis														TIIE-28 plus 18 basis points
Derivative financial instrument basis points							18.00%
Maturity period							5 years
Interest rate														7.3489%
Unsecured Debt GAP-22-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 3,000,000,000							$ 6,000,000,000		3,000,000,000	3,000,000,000
Maturity period							10 years
Interest rate		9.67%					9.67%
Unsecured Debt GAP-22L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 2,757,588,000								$ 2,757,588,000		2,757,588,000	2,757,588,000
Borrowings interest rate basis														TIIE-28 plus 26 basis points
Derivative financial instrument basis points						26.00%
Maturity period						5 years
Interest rate														7.3489%
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 1,120,000,000		1,120,000,000	1,120,000,000
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 2 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 1,120,000,000
Borrowings interest rate basis														28-day TIIE plus 22 basis points
Derivative financial instrument basis points					22.00%
Maturity period					4 years
Interest rate														7.3489%
Unsecured Debt GAP 23-2L [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 4,280,000,000									$ 4,280,000,000		4,280,000,000	$ 4,280,000,000
Borrowings interest rate basis														182 days at a fixed annual interest rate of 9.65%
Maturity period					7 years
Interest rate					9.65%
Unsecured Debt GAP 24L [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 1,384,868,000										$ 1,384,868,000		1,384,868,000
Borrowings interest rate basis														28-day TIIE plus 25 basis points
Derivative financial instrument basis points				25.00%
Maturity period				3 years
Interest rate														7.3489%
Unsecured Debt GAP 24-2L [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 1,615,132,000										$ 1,615,132,000		1,615,132,000
Borrowings interest rate basis														182 days at a fixed interest rate of 9.94%
Maturity period				7 years
Interest rate				9.94%
Unsecured Debt GAP-24 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 5,648,134,000											$ 5,648,134,000		$ 5,648,134,000
Borrowings interest rate basis														28-day TIIE plus 60 basis points
Derivative financial instrument basis points			60.00%
Maturity period			5 years
Interest rate														7.3489%
Unsecured Debt GAP-25 [Member] | TIIE Rate Plus 50 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 3,000,000,000												$ 3,000,000,000
Borrowings interest rate basis														28-day TIIE plus 50 basis points
Derivative financial instrument basis points		50.00%
Maturity period		3 years
Interest rate														7.3489%
Unsecured Debt GAP 25-2 [Member] | TIIE Rate Plus 48 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 4,050,000													$ 4,050,000,000
Borrowings interest rate basis														28-day TIIE plus 48 basis points
Derivative financial instrument basis points	48.00%
Maturity period	3 years
Interest rate														7.3489%
Unsecured Debt GAP 25-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 4,450,000,000													$ 4,450,000,000
Borrowings interest rate basis														182 days at a fixed interest rate of 9.02%
Maturity period	6 years
Interest rate	9.02%